Financial risk management and fair values (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Financial risk management and fair values
Carrying amount, Trade and other payables due to third parties	¥ 264,870	¥ 218,122
Contractual cash flow, Trade and other payables due to third parties	¥ 264,870	218,122
1 year or less, Trade and other payables due to third parties		218,122
Carrying amount, Other payables due to related parties		134,745
Contractual cash flow, Other payables due to related parties		134,745
1 year or less, Other payables due to related parties		¥ 134,745